Debt Obligations - Conversion of 2013 Convertible Notes into Series D Preferred - Additional Information (Detail) - USD ($)		5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 02, 2014	Oct. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Accrued interest				$ 1,437,846	$ 151,989
Gain on extinguishment of debt			$ 1,900,000	$ 1,900,000
Unsecured Convertible Promissory Notes
Debt Instrument [Line Items]
Outstanding principal balance of convertible notes	$ 3,846,000
Accrued interest	313,232
Gain on extinguishment of debt	$ 1,900,000
Convertible notes, interest rate		10.00%
Gross proceeds from issuance of convertible notes		$ 3,846,000
Unsecured Convertible Promissory Notes | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion price	$ 0.78
Shares issued on conversion of convertible notes	5,332,348